Cover	12 Months Ended
Dec. 31, 2018
Cover page.
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Current Fiscal Year End Date	--12-31
Entity File Number	001-15106
Entity Address Address Line	Avenida República do Chile, 65
Entity Address Country	BR